Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Foreign currency translation adjustment, income tax expense (recovery)	$ 290	$ (132)	$ (44)